Revenue - Schedule of disaggregation of revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 30,621	$ 21,743	$ 13,164
Prevention - genetic testing
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	10,367	6,155	13,164
Consumer health - health and wellness solutions
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	370	0	0
Consumer health - sports distribution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5,199	0	0
Diagnostics - Cancer Treatment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	14,685	15,588	0
Goods transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,967	0	0
Services transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	25,052	21,743	13,164
Services transferred overtime
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,602	$ 0	$ 0